EIC Value Fund
FUNDVANTAGE TRUST
(THE "TRUST")
EIC VALUE FUND
(THE "FUND")
Supplement dated December 15, 2011 to the Prospectus for the Fund dated May 1, 2011
The information in this Supplement contains new and additional information beyond that in the Prospectus and should be read in conjunction with the Prospectus.
Effective January 1, 2012, the Prospectus for Class A, Class C, Institutional Class and Retail Class shares of the Fund is revised as follows in connection with a change in the holding period from 12 months to 18 months of the existing contingent deferred sales charge (″CDSC″) for the sale of Class C shares. This change shall only apply to initial and subsequent purchases of Class C shares effected on or after January 1, 2012.

On page 2 of the Prospectus, under the section entitled “Expense Example,” the one year expense example for Class C shares of the Fund is deleted and replaced with the following:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year
EIC Value Fund Class C, EIC Value Fund	Class C	305